LEASE OBLIGATIONS - Narrative (Details)	9 Months Ended
Sep. 30, 2022
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Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)	1 year 1 month 6 days
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Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Lease term (in years)	15 years